The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland

The Tax-Exempt Fund of Virginia

Semi-Annual Report
January 31, 1997

(Logo)
The American Funds Group(R)

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 1996 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods _

                                          10 Years    5 Years    1 Year
The Tax-Exempt Fund of Maryland
   Total Return                            +81.31%    +31.02%     -1.19%
   Average Annual Compound Return         +  6.13    +  5.55      _

The Tax-Exempt Fund of Virginia
   Total Return                            +81.87%    +30.48%     -1.44%
   Average Annual Compound Return         +  6.16    +  5.46      _

Sales charges are lower for accounts of $25,000 or more.

The Funds' 30-day yields as of February 28, 1997, calculated in accordance with the Securities and Exchange Commission formula, were 4.45% for the Maryland Fund and 4.21% for the Virginia Fund. The Funds' distribution rates as of that date were 4.88% and 4.74%, respectively. The SEC yield reflects income each Fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the Fund's past dividends. Accordingly, the Funds' SEC yields and distribution rates may differ.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. INVESTMENTS IN THE FUNDS ARE SUBJECT TO INTEREST RATE FLUCTUATIONS. ADDITIONALLY, EACH FUND IS MORE SUSCEPTIBLE TO FACTORS ADVERSELY AFFECTING ISSUERS OF THEIR STATE'S TAX-EXEMPT SECURITIES THAN A MORE WIDELY DIVERSIFIED MUNICIPAL BOND FUND. SHARE PRICE AND RETURN WILL VARY; THEREFORE, YOU MAY GAIN OR LOSE MONEY BY INVESTING IN A FUND. INVESTORS SHOULD MAINTAIN A LONG-TERM INVESTMENT PERSPECTIVE. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow Shareholders

During the six months ended January 31 - the first six months of the 1997 fiscal year for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia - your investment continued to out-pace inflation if you reinvested your dividends.

     The net asset value of a share in the Maryland Fund rose from $15.39 to $15.55. As a result, the value of your shares increased 3.7% if you reinvested your dividends, which totaled 39.7 cents a share, or 1.0% if you took dividends in cash.

     The net asset value of a share in the Virginia Fund increased from $15.77 to $15.90 a share. Your gain was 3.4% if you reinvested your dividends, which totaled 40.1 cents a share, or 0.8% if you did not.

     During the same period, the Consumer Price Index rose 1.3%.

     The Funds' results were in keeping with those achieved by similar funds in each state. According to Lipper Analytical Services, the average total return from a Maryland municipal bond fund was 3.4%, while the like figure for a Virginia fund was 3.5%. Nationally, municipal bond funds did somewhat better, recording a 4.2% total return as measured by the unmanaged Lehman Brothers Municipal Bond Index.

     Based on the Funds' 30-day tax-free distribution rates for January 1997 - 4.85% for Maryland and 4.77% for Virginia - the equivalent taxable distribution rates for individuals in the top tax bracket were 8.68% and 8.38%, respectively, as reported in the "Highlights" on page 3.

     Relatively few changes were made to either portfolio during the first half of fiscal 1997. The average life of the Maryland portfolio remained at 10.61 years, while the average life of the Virginia portfolio declined from 10.71 to 10.21 years.

     In the case of the Maryland Fund, we invested in a bond which brings a whole new meaning to the concept of par value: an issue underwriting a new golf course in Montgomery County. It is backed by the county's five existing courses, which, by themselves, already produce annual revenues in excess of 1.3 times what is needed to service the debt.

     The Virginia Fund helped to finance ongoing operations at a life care facility in Williamsburg. Before investing in the bond, analysts from Capital Research and Management Company - investment adviser to both Funds
- toured the complex and were impressed by the management team as well as the facility itself. Then the analysts did similar in-depth research into the facility's competitors, in order to establish context. Finally, they compared notes with other Capital experts on the Virginia economy and the life care industry. This basic process takes place before almost any investment is made and is repeated frequently while the security is held.

     Because we feel interest rates are likely to remain relatively level, we have added to our holdings of housing-related issues in both portfolios. These bonds are issued by state agencies that raise money to help low-income home buyers, using hundreds of mortgages as collateral. While diversification inherently reduces default risk, investors can suffer if interest rates go up or down enough to encourage the mortgage holders to pay off their loans more quickly or more slowly than usual. In an environment of stable interest rates, this risk is minimized and housing bonds tend to offer solid returns. The research analysts who serve the Funds carefully analyze each bond to attempt to make sure that the Funds are well-rewarded for the risks they do assume.

     We look forward to continuing to strive to identify and to take advantage of the best values among your state's tax-exempt bond issues. In our annual report, six months from now, we will offer a more detailed look at our progress.

Sincerely,
          (Signature)                   (Signature)
          James H. Lemon, Jr.           Harry J. Lister
          Chairman                      President

March 17, 1997


Highlights as of January 31, 1997

                                          The Tax-Exempt    The Tax-Exempt
                                         Fund of Maryland  Fund of Virginia

Assets:

Net Assets                                  $79,802,394       $94,432,004
Net Asset Value Per Share                     $15.55            $15.90
Distribution Rate<F1>                           4.85%             4.77%

Quality Diversification:
Moody's/S&P Ratings (best of either)
  Aaa/AAA                                      38.34%            38.63%
  Aa/AA                                        20.16             36.29
  A/A                                          15.38              7.69
  Baa/BBB                                      14.40              8.34
  Lower than BBB or nonrated                    8.44              3.19
Cash and Equivalents                            3.28              5.86
Total                                         100.00%           100.00%

Maturity Diversification<F2>:
Under 1 year                                    3.28%             5.86%
1 to 10 years                                  23.99             33.40
10+ to 20 years                                51.79             39.09
20+ to 30 years                                20.94             21.16
30+ years                                      _                 0.49
Total                                         100.00%           100.00%
Average Life<F3>                               10.61 years       10.21
years

To match Maryland's triple tax-free distribution rate of 4.85%, investors with a combined effective Federal/state/county tax rate of 44.1% would have had to earn a taxable distribution rate of 8.68%. For Virginia investors with a combined effective Federal/state tax rate of 43.1%, it would have taken a taxable distribution rate of 8.38% to equal the Fund's double tax-free distribution rate of 4.77%.


<F1> Distribution rate for January 1997 is one month's dividend annualized, divided by the average offering price for the month. The 30-day yield for January, calculated per the Securities and Exchange Commission formula, at maximum sales charge: Maryland, 4.46% and Virginia, 4.24%. For the latest SEC yields, call toll-free 800/421-0180.

<F2> Securities are included at pre-refunded dates, not maturity dates.

<F3> Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund and the Virginia Fund is 15.94 years and 16.07 years, respectively.

The Tax-Exempt Fund of Maryland
Investment Portfolio, January 31, 1997
                                                     Principal
                                                      Amount       Market
Unaudited                                              (000)        Value

Tax-Exempt Securities Maturing in More than One Year - 96.72%

College & University Revenue - 4.47%
   Frederick County, College Revenue Bonds
     (Hood College Project), 1990 Series:
       7.05% 2004                                   $   410   $    442,870
       7.05% 2005                                       455        491,104
   Maryland Health and Higher Educational
     Facilities Authority, Refunding Revenue
     Bonds, Johns Hopkins University Issue,
     Series 1988, 7.375% 2008                           500        530,480
   University of Maryland System Auxiliary
     Facility and Tuition Revenue Bonds:
       1992 Series A, 6.30% 2009                      1,050      1,126,262
       1993 Refunding Series C, 5.00% 2010            1,000        978,149
                                                                 3,568,865

General Obligations (Local) - 3.27%
   Anne Arundel County, Consolidated Water and
     Sewer, 1993 Refunding Series, 5.30% 2016           500        486,050
   Baltimore County, Metropolitan District Bonds,
     63rd Issue, 1992 Series, 6.10% 2006                250        269,258
   Frederick County, Public Facilities Bonds:
     1990, 8.875% 2002                                  250        301,795
     1993, Series B, 5.125% 2007                        995      1,004,254
   Harford County Consolidated Public
     Improvement Bonds, Series 1992, 5.80% 2010         530        548,789
                                                                 2,610,146

Hospital & Health Facilities Revenue - 15.84%
   Maryland Health and Higher Educational
     Facilities Authority:
       Good Samaritan Hospital Issue, Revenue
         Bonds, Series 1993, 5.70% 2009               1,000      1,037,390
       Howard County, General Hospital Issue,
         Series 1993:
           5.50% 2013                                 2,000      1,872,200
           5.50% 2021                                 2,000      1,826,800
       Johns Hopkins Hospital Issue, Revenue
         Refunding Bonds, Series 1993:
           5.60% 2009                                   850        867,442
           5.00% 2023                                 2,000      1,798,640
       Memorial Hospital of Cumberland Issue,
         Revenue Refunding Bonds, Series 1992,
         6.50% 2010                                      750       795,368
       Peninsula Regional Medical Center Issue,
         Project and Refunding Revenue Bonds,
         Series 1993, 5.00% 2023                         500       444,085
       Suburban Hospital Issue, Revenue Refunding
         Bonds, Series 1993, 5.125% 2021              3,000      2,735,340
   Prince George's County, Hospital Revenue Bonds
     (Dimensions Health Corporation Issue),
     Series 1992, 7.20% 2006                            215        241,737
   Puerto Rico Industrial,Tourist,Educational,Medical
     and Environmental Control Facilities Financing
     Authority, Hospital Revenue Bonds (Mennonite
     General Hospital Project), 1996 Series A,
     6.375% 2006                                      1,000      1,018,630
                                                                12,637,632

Housing Finance Authority Revenue - 9.90%
   Maryland Community Development
     Administration, Department of Housing and
     Community Development, Single-Family
     Program Bonds:
       1994 First Series, 5.80% 2009                  2,000      2,031,060
       1994 First Series, 5.70% 2017                    940        948,460
       1994 Fifth Series, AMT, 5.875% 2017            1,365      1,377,872
       1990 First Series, 7.60% 2017                    495        514,884
       1988 Third Series, 8.00% 2018                  1,000      1,015,070
   Montgomery County, Maryland Housing
     Opportunities Commission, Single Family
     Mortgage Revenue, 1986 Series C, 7.25% 2013         750       773,588
   Prince George's County Housing Authority,
     GNMA/FNMA Collateralized Single Family
     Mortgage Bonds, Series 1994 A, AMT,
     6.60% 2025                                          930       959,286
   Commonwealth of Puerto Rico Housing
     Finance Corporation, Single Family Mortgage
     Revenue Bonds, 1st Portfolio:
       1988 Series A, 7.80% 2021                          10        10,256
       1988 Series B, 7.65% 2022                         260       273,117
                                                                 7,903,593

Industrial Development Revenue - 2.66%
   Mayor and City Council of Baltimore, Port
     Facilities Revenue Bonds (Consolidation
     Coal Sales Company Project):
       Series 1984 A, 6.50% 2011                    $   500  $     546,390
       Series 1984 B, 6.50% 2011                        500        548,029
   Puerto Rico Ports Authority, Special Facilities
     Revenue Bonds (American Airlines, Inc. Project),
     1996 Series A, 6.25% 2026                        1,000      1,026,950
                                                                 2,121,369

Insured - 20.08%
   City of Baltimore, Refunding Revenue Bonds,
     FGIC Insured, 1994, Series A, 6.00% 2015         1,500      1,595,955
   Charles County, Consolidated Public
     Improvement Bonds of 1993, Series A,
     FGIC Insured, 5.25% 2003                           715        739,739
   City of Frederick, General Improvement Bonds,
     1992 Refunding Series, FGIC Insured,
     6.125% 2008                                        890        954,098
   Maryland Health and Higher Educational
     Facilities Authority:
       Anne Arundel Medical Center Issue,
         Revenue Bonds, Series 1993,
         AMBAC Insured, 5.25% 2013                    1,000        978,960
       Francis Scott Key Medical Center Issue,
         Refunding Revenue Bonds, Series 1993,
         FGIC Insured, 5.00% 2013                       500        476,550
       Johns Hopkins Medical Institutions Parking
         Facilities Issue, Parking Revenue Bonds,
         Series 1996, AMBAC Insured, 5.50% 2011       1,200      1,213,632
       Memorial Hospital of Easton, Series 1989 B,
         MBIA Insured, 7.00% 2012                     1,200      1,285,320
       Mercy Medical Center Issue Project and
         Refunding Revenue Bonds, Series 1996,
         FSA Insured, 6.50% 2013                      2,000      2,229,280
       Sinai Hospital of Baltimore Issue Project
         and Revenue Refunding Bonds, Series 1993,
         AMBAC Insured, 5.25% 2019                    1,000        940,390
   Prince George's County, Solid Waste Management
     System Revenue Bonds, Series 1993, 6.50% 2007    2,000      2,178,440
   Commonwealth of Puerto Rico:
     Electric & Power Authority, MBIA Insured,
       7.00% 2007                                     1,000      1,170,120
     Highway and Transportation Authority,
       Highway Revenue Refunding Bonds, Series Z,
       MBIA Insured, 6.25% 2014                       1,000      1,105,300
     Public Improvement Bonds of 1987,
       MBIA Insured, 6.75% 2006                          65         67,086
   Washington, D.C. Metropolitan Area Transit
     Authority, Gross Revenue Transit Refunding
     Bonds, Series 1993, FGIC Insured, 6.00% 2008     1,000      1,086,600
                                                                16,021,470

Life Care Facilities Revenue - 8.91%
   Calvert County, Economic Development
     Revenue Bonds (Asbury-Solomons Island
     Facility), Series 1995, 8.625% 2024              2,300      2,535,612
   Maryland Health and Higher Educational
     Facilities Authority, First Mortgage
     Refunding Revenue Bonds, Roland Park
     Place Issue, Series 1989, 7.75% 2012             2,000      2,107,820
   Prince George's County, Refunding Revenue
     Bonds, Collington Episcopal Life Care
     Community, Inc., Series 1994 A, 6.00% 2013       2,500      2,463,175
                                                                 7,106,607

Multi-Family Housing - 5.20%
   Montgomery County, Maryland Housing
     Opportunities Commission, Multi-Family
     Revenue Bonds:
       1995 Series A, 6.10% 2015                       2,025     2,059,223
       1994 Series A-2, 7.50% 2024                     2,000     2,093,200
                                                                 4,152,423

Pre-Refunded<F1> - 13.41%
   Frederick County, Public Facilities Bonds:
     1991, Series B, 6.30% 2011 (2002)                1,370      1,510,589
     1986 Series, 7.40% 2012 (2001)                     310        354,417
   Harford County, Consolidated Public
     Improvement Bonds, Series 1992,
     5.80% 2010 (2002)                                  970      1,049,094
   Howard County, Metropolitan District Refunding
     Bonds, 1991 Series A, 6.625% 2021 (2001)           500        545,520
   Maryland State Health and Higher Educational
     Facilities Authority:
       Junior Lien Revenue Bonds, Francis Scott Key
         Medical Center Issue, 1990 Series A,
         7.00% 2025 (2000)                              250        274,918
       Sinai Hospital of Baltimore Issue, Revenue
         Bonds, 1990 Series, AMBAC Insured,
         7.00% 2019 (2000)                              700        769,769
       Suburban Hospital Issue Revenue Bonds:
         Series 1988, 7.50% 2008 (1998)               1,000      1,069,260
         Series 1992, 6.50% 2017 (2002)                 500        554,285
       University of Maryland Medical System
         Issue, Revenue Bonds, Series 1991 A,
         FGIC Insured, 6.50% 2021 (2001)              1,000      1,080,710
   Prince George's County, Hospital Revenue Bonds
     (Dimensions Health Corporation Issue),
     Series 1992, 7.20% 2006 (2002)                   1,035      1,180,728
   Commonwealth of Puerto Rico:
     Housing Bank and Finance Agency,
       Single Family Mortgage Revenue Bonds,
       Homeownership 5th Portfolio,
       1986 Series, 7.50% 2015 (2000)                   495        541,812
     Public Improvement Bonds of 1992,
       MBIA Insured, 6.50% 2009 (2002)                1,000      1,112,810
   University of Maryland System Auxiliary
     Facility and Tuition Revenue Bonds,
     1989 Series B, 7.00% 2007 (1999)                   600        654,654
                                                                10,698,566

Resource Recovery - 7.46%
   Maryland Energy Financing Administration,
     Limited Obligation Solid Waste Disposal
     Revenue Bonds (Wheelabrator Water
     Technologies Baltimore L.L.C. Projects),
     1996 Series, AMT, 6.30% 2010                      2,750     2,872,513
   Montgomery County, Northeast Maryland
     Waste Disposal Authority, Solid Waste
     Revenue Bonds AMT:
       6.00% 2006                                      1,000     1,034,080
       6.00% 2007                                      1,000     1,028,800
       Series 1993 A, 6.30% 2016                       1,000     1,015,909
                                                                 5,951,302

Special Obligations - 2.94%
   Montgomery County Revenue Authority,
     Golf Course System Revenue Bonds,
     Series 1996 A, 6.00% 2014                         2,355     2,350,196

Turnpikes & Toll Roads Revenue - 1.34%
   Maryland Transportation Authority Facilities
     Project, Transportation Facilities Projects
     Revenue Bonds, Series 1992, 5.80% 2006            1,000     1,069,290

Water & Sewer Revenue - 1.24%
   Maryland Water Quality Financing
     Administration, Revolving Loan Fund
     Revenue Bonds, Series 1991 B, 0.00% 2005            700       461,615
   Washington Suburban Sanitary District,
     Refunding Bonds of 1997, 5.75% 2017                 510       530,864
                                                                   992,479
                                                                77,183,938

Tax-Exempt Securities Maturing in One Year or Less - 2.44%
Industrial Development Revenue - 1.88%
   Anne Arundel County, Economic Development
     Revenue Bonds (Baltimore Gas and Electric
     Company Project):
       3.20% 1997                                      1,000     1,000,000
       3.55% 1997                                        500       500,000
                                                                 1,500,000

Pre-Refunded<F1> - .56%
   Commonwealth of Puerto Rico, Public
     Improvement Bonds of 1987, MBIA Insured,
     6.75% 2006 (1997)                                   435       449,520
                                                                 1,949,520

TOTAL TAX-EXEMPT SECURITIES
   (cost: $75,582,000)                                          79,133,458
Excess of cash and receivables over payables                       668,936
NET ASSETS                                                     $79,802,394


<F1>Parenthetical year represents date of pre-refunding.


See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Investment Portfolio, January 31, 1997
                                                     Principal
                                                      Amount       Market
Unaudited                                              (000)        Value

 Tax-Exempt Securities Maturing in More than One Year - 94.14%

College & University Revenue - 4.58%
   Rockingham County Industrial Development
     Authority, Educational Facilities Revenue
     Bonds (Bridgewater College), Series 1993,
     6.00% 2023                                      $1,100    $ 1,058,211
   University of Virginia, General Revenue
     Pledge Bonds, Series 1993 B, 5.375% 2010           500        498,550
   Virginia College Building Authority Educational
     Facilities Revenue Bonds (Marymount
     University Project), Series 1992, 6.875% 2007    1,650      1,755,072
   Virginia Polytechnic Institute and State University,
     University Services System and General
     Revenue Pledge Bonds, Series C 1996,
     5.35% 2009                                       1,000      1,010,000
                                                                 4,321,833

General Obligations (Local) - 12.89%
   Arlington County Virginia, Public Improvement
     Bonds, Series 1996, 6.00% 2011                   2,000      2,173,840
   Chesapeake:
     Public Improvement Bonds, Series 1992,
       6.00% 2006                                     1,600      1,716,912
     Refunding Bonds, Series 1993, 5.40% 2008         1,000      1,032,530
     Water and Sewer Bonds, Series 1995 A,
       5.375% 2020                                    1,500      1,443,375
   Covington, Water and Sewer Refunding Bonds,
     Series 1994, 5.25% 2013                            250        242,818
   Leesburg Refunding Bonds, Series 1993,
     5.60% 2008                                       1,195      1,233,718
   Lynchburg Public Improvement Refunding
     Bonds, Series 1993, 5.25% 2009                   1,000      1,004,210
   Newport News General Obligation,
     Water Bonds, Series A 1992, 6.125% 2009          1,170      1,240,095
   Norfolk Capital Improvement and Refunding Bonds,
     Series 1992 A, 6.00% 2011                          500        516,625
   Roanoke Public Improvement and Refunding
     Bonds, Series 1992 B:
       6.375% 2009                                      250        266,503
       6.40% 2011                                       500        532,160
   Spotsylvania Public Improvement Bonds,
     Series 1992, 5.75% 2011                            750        771,171
                                                                12,173,957

General Obligations (State) - 1.67%
   Commonwealth of Virginia, Public Facilities
     Bonds, 1993 Series A, 5.40% 2005                 1,500      1,577,415

Hospital & Health Facilities Revenue - 14.18%
   Fairfax County Industrial Development Authority,
     Hospital Revenue Refunding Bonds
     (INOVA Health Systems Hospital Project),
     Series 1993 A:
       5.00% 2007                                     1,500      1,492,680
       5.25% 2019                                     1,500      1,404,975
       5.00% 2023                                       500        449,570
   Hampton Industrial Development Authority,
     Hospital Revenue Bonds (Sentara Hospitals),
     5.125% 2016                                      1,000        922,810
   Lynchburg Industrial Development Authority,
     Hospital Facilities, Revenue Refunding
     Bonds, Centra Health, Inc., Series 1988,
     8.125% 2016                                      1,000      1,058,900
   Norfolk Industrial Development Authority,
     Hospital Revenue Bonds (Sentara Hospitals-
     Norfolk Project), Series A 1994, 5.00% 2020      1,750      1,575,753
   Peninsula Ports Authority:
     Health Care Facilities Revenue and Refunding
       Bonds (Mary Immaculate Project),
       1994 Series, 6.875% 2010                       1,900      1,994,658
     Health System Revenue and Refunding Bonds
       (Riverside Health System Project),
       Series 1992 A, 6.625% 2010                     1,300      1,393,652
   Puerto Rico Industrial, Tourist, Educational,
     Medical and Environmental Control Facilities
     Financing Authority, Hospital Revenue Bonds
     (Mennonite General Hospital Project),
     1996 Series A, 6.375% 2006                       2,000      2,037,260
   Virginia Beach, Virginia Development Authority
     (Sentara Bayside Hospital), 6.60% 2009           1,000      1,064,720
                                                                13,394,978

Housing Finance Authority Revenue - 4.41%
   Commonwealth of Puerto Rico Housing
     Finance Corporation, Single Family
     Mortgage Revenue Bonds, 1st Portfolio:
       1988 Series A, 7.80% 2021                         15         15,384
       1988 Series B, 7.65% 2022                        300        315,135
   Virginia Housing Development Authority,
     Commonwealth Mortgage Bonds:
       1994 Series H, Sub-Series H-1, 6.10% 2003        500        520,060
       1995 Series A-AMT, Sub-Series A-1,
         6.60% 2004                                   1,000      1,046,750
       1994 Series I-AMT, Sub-Series I-1,
         6.40% 2005                                     800        829,192
       1994 Series H, Sub-Series H-2, 6.55% 2017      1,000      1,039,080
       1992 Series A, 7.10% 2022                        380        394,437
                                                                 4,160,038

Industrial Development Revenue - 2.15%
   Industrial Development Authority of the
     County of Henrico, Solid Waste Disposal
     Revenue Bonds (Browning-Ferris Industries of
     South Atlantic, Inc. Project), Series 1996 A
     AMT, 5.30% 2011                                  1,000      1,001,250
   Puerto Rico Ports Authority, Special Facilities
     Revenue Bonds (American Airlines, Inc.
     Project), 1996 Series A, 6.25% 2026              1,000      1,026,950
                                                                 2,028,200

Insured - 17.76%
   Augusta, Hospital Revenue Bonds,
     AMBAC Insured, 5.125% 2021                       2,950      2,685,356
   Chesapeake Certificates of Participation,
     MBIA Insured, 1993 Series, 5.40% 2005            1,000      1,040,980
   Danville, Virginia Industrial Development
     Authority, Hospital Revenue Bonds,
     Danville Regional Medical Center, Series 1994,
     FGIC Insured, 6.00% 2007                         1,000      1,067,500
   Fairfax County Industrial Development
     Authority, Hospital Revenue Refunding
     Bonds (INOVA Health System Hospitals Project),
     Series 1993 A, FSA Insured, 5.25% 2019           1,000        945,090
   Industrial Development Authority of the
     County of Hanover, Hospital Revenue Bonds
     (Memorial Regional Medical Center Project
     at Hanover Medical Park), Series 1995,
     MBIA Insured:
       6.50% 2010                                     1,375      1,545,019
       6.375% 2018                                    1,000      1,090,300
   Loudoun County:
     Industrial Development Authority, Hospital
       Revenue Bonds, FSA Insured, 6.00% 2005         1,000      1,075,150
     Sanitation Authority, Water and Sewer System
       Revenue Bonds, FGIC Insured:
         Series 1992, 6.25% 2010                      2,000      2,132,760
         Series 1996, 5.125% 2030                       500        459,200
   Pamunkey Regional Jail Authority, Jail Facility
     Revenue Bonds, Series 1996, MBIA Insured,
     5.70% 2010                                       1,000      1,030,510
   Richmond, FGIC Insured, 5.00% 2021                 1,000        914,600
   Upper Occoquan Sewage Authority,
     Regional Sewerage System Revenue
     Bonds, Series 1995 A, MBIA Insured,
     5.00% 2025                                       1,000        907,870
   City of Virginia Beach Development Authority,
     Hospital Revenue Bonds (Virginia Beach
     General Hospital Project), Series 1993,
     AMBAC Insured, 6.00% 2011                        1,000      1,073,300
   Washington, D.C. Metropolitan Area Airports
     Authority, Airport System Revenue and
     Refunding Bonds, MBIA Insured AMT,
     Series 1992 A, 6.625% 2019                         750        804,788
                                                                16,772,423

Lease Revenue (Local) - 1.98%
   Fairfax County Economic Development
     Authority, Lease Revenue Bonds
     (Government Center Properties),
     Series 1994, 5.25% 2018                          2,000      1,870,580

Lease Revenue (State) - 2.52%
   Virginia Public Building Authority, State
     Building Revenue Bonds:
       Series 1995, 5.20% 2015                        1,500      1,441,275
       Series 1996A, 5.00% 2015                       1,000        938,540
                                                                 2,379,815

Life Care Facilities Revenue - 3.21%
   Industrial Development Authority of the
     County of James City, Virginia, Residential
     Care Facility First Mortgage Revenue Bonds
     (Williamsburg Landing, Inc.), Series 1996A,
     6.625% 2019                                      3,000      3,027,240
Local Appropriation - .56%
   Fairfax County Economic Development
     Authority, Parking Revenue Bonds (Huntington
     Metrorail Station Project), Series 1990 A,
     6.75% 2015                                         500        528,630

Pre-Refunded<F1>- 18.57%
   Chesapeake, Hospital Authority Facility for
     Chesapeake General Hospital, First Mortgage
     Revenue, BIG Insured Series 1988,
     7.625% 2018 (1998)                               1,000      1,070,250
   Fairfax County:
     Industrial Development Authority Hospital
       Revenue Bonds (Fairfax Hospital System
       Project), INOVA Health Systems,
       Series 1991 C, 6.801% 2023 (2001)              1,000      1,111,770
     Water Authority Revenue, Series 1989,
       7.30% 2021 (2000)                              1,250      1,371,075
   Henry County Public Service Authority,
     Water and Sewer Revenue Bonds, FGIC
     Insured, Series 1990, 7.20% 2019 (2000)          1,250      1,383,025
   Loudoun County Sanitation Authority,
     Water and Sewer System Revenue Bonds,
     Series 1989, AMBAC Insured, 7.50% 2017 (1999)      375        405,803
   Norfolk Industrial Development Authority,
     Hospital Revenue Bonds:
       (Children's Hospital of the King's Daughters
         Obligated Group), Series 1991,
         AMBAC Insured, 7.00% 2011 (2001)               400        445,452
       (Sentara Hospitals-Norfolk Project),
         Series 1991, 7.00% 2020 (2000)                 250        276,423
   Prince William County Service Authority,
     Water and Sewer System Revenue Bonds,
     Series 1991, FGIC Insured, 6.50% 2021 (2001)        680       746,647
   Roanoke:
     Industrial Development Authority, Hospital
       Revenue Bonds, Carilion Health System
       (Roanoke Memorial Hospital Projects),
       Series 1990, MBIA Insured, 7.25%
       2017 (2000)                                      750        829,883
     Water System Revenue Bonds, Series 1991,
       FGIC Insured, 6.50% 2021 (2001)                  750        823,508
   Southeastern Public Service Authority, Regional
     Solid Waste System, Senior Revenue
     Refunding Bonds, Series 1989, BIG Insured:
       7.00% 2006 (1999)                                500        541,900
       7.00% 2013 (1999)                              1,000      1,083,800
   Suffolk, Series 1989, 7.00% 2005 (1998)            1,000      1,067,980
   University of Virginia, Hospital Revenue Bonds,
     1984 Series A, HIBI Insured, 9.875% 2001 (2001)     10         10,959
   Upper Occoquan Sewage Authority, Regional
     Sewerage System Revenue Bonds, Series 1991,
     MBIA Insured, 6.00% 2021 (2001)                    700        742,896
   Virginia Education Loan Authority, Student
     Loan Program Revenue Refunding Bonds,
     Senior Series 1993 D AMT, 5.95% 2009 (2005)        790        851,502
   Virginia Public Building Authority, State
     Building Revenue Bonds, Series 1991 A,
     6.50% 2011 (2001)                                1,750      1,920,923
   Virginia Resources Authority:
     Solid Waste Disposal System Revenue Bonds,
       1990 Series A, 7.30% 2015 (2000)               1,000      1,102,980
     Water and Sewer System Revenue Bonds,
       Series 1990, 7.25% 2011 (2000)                   250        278,080
   Commonwealth of Virginia Transportation
     Board, Transportation Contract Revenue Bonds,
     Route 28 Project, Series 1988:
       7.70% 2008 (1998)                                890        944,610
       7.80% 2016 (1998)                                500        531,193
                                                                17,540,659
Resource Recovery - 2.15%
   Fairfax County Economic Development Authority,
     Resource Recovery Revenue Bonds,
     Series 1988 A AMT (Ogden Martin Systems of
     Fairfax, Inc. Project), 7.55% 2003                 500        535,979
   Roanoke Valley Resource Authority, Solid
     Waste System Revenue Bonds, Series 1992,
     5.75% 2012                                       1,500      1,493,055
                                                                 2,029,034
State Authority - 5.35%
   Virginia Public School Authority, School
     Financing Bonds:
       (1991 Resolution), Series 1995 C,
         5.00% 2002                                   1,000      1,022,410
       (1987 Resolution), 1991 Refunding Series C,
         6.25% 2007                                   1,500      1,610,070
       (1991 Resolution), Series 1994 A,
         6.20% 2014                                   1,500      1,584,045
   Virginia Resources Authority:
     Water and Sewer System Revenue Bonds
       (Pooled Loan Program), 1986 Series A,
       7.50% 2017                                        50         51,156
     Water System Refunding Revenue Bonds,
       1992 Series A, 6.45% 2013                        750        789,163
                                                                 5,056,844
Water & Sewer Revenue - 2.16%
   Chesterfield County Water and Sewer Revenue
     Refunding Bonds, Series 1992, 6.375% 2009        1,250      1,347,488
   Rivanna Water and Sewer Authority,
     Regional Water and Sewer System Refunding
     Revenue Bonds, Series 1991, 6.40% 2007             645        693,342
                                                                 2,040,830
                                                                88,902,476

Tax-Exempt Securities Maturing in One Year or Less - 3.94%

Industrial Development Revenue - 1.70%
   Peninsula Ports Authority:
     Refunding Port Facilities (Shell Oil Company),
       Series 1987, 3.65% 2005<F2>                    1,300      1,300,000
     Coal Terminal Revenue Bonds,
       3.60% 2016<F2>                                   300        300,000
                                                                 1,600,000

Pre-Refunded<F1> - 2.24%
   Portsmouth Improvement Bonds, Public
     Improvement Refunding Bonds, Series 1987,
     7.50% 2012 (1997)                                  500        526,540
   Richmond Public Utility Revenue Bonds,
     Series 1988 A, 8.00% 2018 (1998)                 1,500      1,589,640
                                                                 2,116,180
                                                                 3,716,180

TOTAL TAX-EXEMPT SECURITIES
   (cost: $88,431,000)                                          92,618,656
Excess of cash and receivables over payables                     1,813,348
NET ASSETS                                                     $94,432,004


<F1>Parenthetical year represents date of pre-refunding.
<F2> Coupon rate changes periodically.


See Notes to Financial Statements


Statement of Assets and Liabilities
January 31, 1997                                    (dollars in thousands)

                                         The Tax-Exempt    The Tax-Exempt
                                        Fund of Maryland  Fund of Virginia

Unaudited

Assets:
  Tax-exempt securities:
    Maturing in more than one year
      (cost: $73,663 and $84,836,
      respectively)                          $77,184           $88,903
    Maturing in one year or less
      (cost: $1,919 and $3,595,
      respectively)                            1,949             3,716

  Cash                                           104               706
  Receivables for -
    Sales of Funds' shares                        46                23
    Accrued interest                             721             1,408
      Total Assets                            80,004            94,756

Liabilities:
  Payables for -
    Repurchases of Funds' shares                  26               127
    Dividends                                    113               130
    Adviser and management
      services                                    31                35
    Accrued expenses                              32                32
      Total Liabilities                          202               324

Net Assets:
  Net assets applicable to Funds'
    shares issued and outstanding            $79,802           $94,432

  Funds' shares outstanding<F1>            5,132,282         5,939,686
  Net asset value per share                   $15.55            $15.90


<F1>Shares of beneficial interest, unlimited shares authorized.


See Notes to Financial Statements



Statement of Operations

For the six months ended
January 31, 1997                                    (dollars in thousands)

                                         The Tax-Exempt    The Tax-Exempt
                                        Fund of Maryland  Fund of Virginia
Unaudited

Investment Income:
  Income:
    Interest on tax-exempt securities         $2,382            $2,669
  Expenses:
    Investment adviser fee                       102               113
    Business management fee                       82                91
    Distribution fee                              94               104
    Transfer agent fee                            17                19
    Reports to shareholders                        7                 9
    Registration statement and
      prospectus                                   3                 3
    Postage, stationery and supplies               6                 6
    Trustees' fees                                 4                 4
    Custodian fee                                  2                 2
    Auditing and legal fees                       16                16
      Total expenses                             333               367
  Net investment income                        2,049             2,302

Realized Gain and
  Unrealized Appreciation
  on Investments:
  Net realized gain                              339               139
  Net unrealized appreciation:
    Beginning of period                        3,039             3,552
    End of period                              3,551             4,188
      Net change in unrealized
        appreciation                             512               636
  Net realized gain and change
    in unrealized appreciation                   851               775

Net Increase in Net Assets
  Resulting from Operations                   $2,900            $3,077

See Notes to Financial Statements



Statement of Changes in Net Assets

The Tax-Exempt                                      (dollars in thousands)
Fund of Maryland
                                        Six Months Ended     Year Ended
                                      January 31, 1997<F1>  July 31, 1996

Operations:
  Net investment income                     $  2,049          $  4,008
  Net realized gain on investments               339                81
  Net change in unrealized appreciation
    on investments                               512               365
    Net increase in net assets
      resulting from operations                2,900             4,454

Dividends Paid to Shareholders
  from Net Investment Income                 (2,049)           (4,008)

Capital Share Transactions:
  Proceeds from shares sold:
    230,406 and 733,060 shares,
    respectively                               3,568            11,338
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends:
    82,079 and 165,984 shares,
    respectively                               1,273             2,565
  Cost of shares repurchased:
    380,613 and 613,087 shares,
    respectively                             (5,917)           (9,466)
    Net increase (decrease) in net assets
      resulting from capital share
      transactions                           (1,076)             4,437

Total Increase (Decrease) in Net Assets        (225)             4,883

Net Assets:
  Beginning of period                         80,027            75,144
  End of period                              $79,802           $80,027


<F1> Unaudited


See Notes to Financial Statements


Statement of Changes in Net Assets

The Tax-Exempt                                      (dollars in thousands)
Fund of Virginia
                                        Six Months Ended     Year Ended
                                      January 31, 1997<F1>  July 31, 1996

Operations:
  Net investment income                     $  2,302          $  4,705
  Net realized gain on investments               139               131
  Net change in unrealized appreciation
    on investments                               636                74
    Net increase in net assets
      resulting from operations                3,077             4,910

Dividends and Distributions
  Paid to Shareholders:
  Dividends from net investment income       (2,302)           (4,705)
  Distributions from net realized gain
    on investments                             _                (320)
    Total dividends and distributions        (2,302)           (5,025)

Capital Share Transactions:
  Proceeds from shares sold:
    551,335 and 655,816 shares,
    respectively                               8,744            10,441
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends and distributions
    of net realized gain on investments:
    85,219 and 190,123 shares, respectively    1,351             3,020
  Cost of shares repurchased:
    436,496 and 912,994 shares,
    respectively                             (6,930)          (14,537)
    Net increase (decrease) in net assets
      resulting from capital share
      transactions                             3,165           (1,076)

Total Increase (Decrease) in Net Assets        3,940           (1,191)

Net Assets:
  Beginning of period                         90,492            91,683
  End of period                              $94,432           $90,492


<F1> Unaudited




See Notes to Financial Statements

Notes to Financial Statements
1. The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital. The following paragraphs summarize the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

          Tax-exempt securities with maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of tax-exempt securities comparable to those held by the Trust, as well as actual bid and asked prices on a particular day.

          Other securities with maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

          As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

          Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $2,000 and $2,000 for the Maryland and Virginia Funds, respectively, were paid by these credits rather than in cash.

2. It is the Trust's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of January 31, 1997, net unrealized appreciation on investments for book and federal income tax purposes for the Maryland Fund aggregated $3,551,000, of which $3,838,000 related to appreciated securities and $287,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $4,188,000, of which $4,376,000 related to appreciated securities and $188,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 1997. During the six months ended January 31, 1997, the Virginia Fund utilized a capital loss carryforward totaling $4,000 to offset, for tax purposes, capital gains realized during the period. The cost of portfolio securities for book and federal income tax purposes was $75,582,000 and $88,431,000 for the Maryland and Virginia Funds, respectively, at January 31, 1997.

3. Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $82,000 and $91,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to WMC for business management services. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $13,000 and $17,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.

     Fees of $102,000 and $113,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

     Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 1997, distribution expenses under the Plan were $94,000 and $104,000, including accrued and unpaid expenses of $27,000 and $29,000, for the Maryland and Virginia Funds, respectively.

     American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $17,000 and $19,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, has informed the Funds that it has received $12,000 and $23,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.

     Trustees who are unaffiliated with WMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of January 31, 1997, aggregate amounts deferred and earnings thereon were $7,000 each for the Maryland and Virginia Funds.
CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.

4.  As of January 31, 1997:

                                       The Tax-Exempt      The Tax-Exempt
                                      Fund of Maryland    Fund of Virginia
   Accumulated undistributed
     net realized gain
     on investments                    $   339,000          $    135,000
   Paid-in capital                      75,912,000            90,109,000
   Purchases and sales of
     investment securities,
     excluding short-term
     securities, during
     the six months ended
     January 31, 1997:
       Purchases                         4,901,000             9,212,000
       Sales                             5,707,000             6,981,000



Per-Share Data and Ratios

The Tax-Exempt
Fund of Maryland

                                  Six Months
                                     Ended           Year Ended July 31
                                  1/31/97<F1> 1996   1995   1994   1993   1992

Net Asset Value,
  Beginning of Period               $15.39   $15.29 $15.00 $15.53 $15.22 $14.29
Income from Investment
  Operations:
  Net investment income                .40      .80    .80    .76    .79    .83
  Net realized and
    unrealized gain (loss)
    on investments                     .16      .10    .29   (.53)   .31    .93
    Total income from
      investment operations            .56      .90   1.09    .23   1.10   1.76
Less Distributions:
  Dividends from net
    investment income                 (.40)    (.80)  (.80)  (.76)  (.79)  (.83)
Net Asset Value,
  End of Period                     $15.55   $15.39 $15.29 $15.00 $15.53 $15.22

Total Return<F2>                  3.65%<F3>   5.95%  7.58%  1.42%  7.44%  12.72%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)               $80      $80    $75    $75    $64     $48
  Ratio of expenses to
    average net assets            .41%<F3>     .81%    .78%   .75%   .83%   .91%
  Ratio of net income to
    average net assets           2.54%<F3>    5.14%  5.38%   4.90%  5.12%  5.60%
  Portfolio turnover rate        6.29%<F3>   16.01% 20.91%  10.01%  9.05%  8.11%


<F1> Unaudited
<F2> This was calculated without deducting a sales charge.  The maximum sales charge is 4.75% of the Fund's offering price.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.



Per-Share Data and Ratios
                                  Six Months
                                     Ended           Year Ended July 31
                                  1/31/97<F1> 1996   1995   1994   1993   1992

Net Asset Value,
  Beginning of Period               $15.77   $15.79 $15.49 $16.01 $15.72 $14.75

Income from Investment
  Operations:
  Net investment income                .40      .81    .83    .80    .82    .85
  Net realized and
    unrealized gain (loss)
    on investments                     .13      .03    .30   (.52)   .29    .97
    Total income from
      investment operations            .53      .84   1.13    .28   1.11   1.82

Less Distributions:
  Dividends from net
    investment income                 (.40)    (.81)  (.83)  (.80)  (.82)  (.85)
  Distributions from
    net realized gains                -        (.05)  -      -      -      -
    Total distributions               (.40)    (.86)  (.83)  (.80)  (.82)  (.85)
Net Asset Value,
  End of Period                     $15.90   $15.77 $15.79 $15.49
                                                                  $16.01
                                                                         $15.72

Total Return<F2>                  3.40%<F3>    5.46%  7.56%  1.74%  7.29% 12.80%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)               $94      $90   $92    $93    $80     $57
  Ratio of expenses to
    average net assets             .40%<F3>     .79%   .79%   .78%   .84%   .93%
  Ratio of net income to
    average net assets            2.50%<F3>    5.11%  5.37%  5.04%  5.18%  5.61%
  Portfolio turnover rate         7.84%<F3>   27.34% 32.18%  2.36%  4.96%  6.84%


<F1> Unaudited
<F2> This was calculated without deducting a sales charge.  The maximum sales charge is 4.75% of the Fund's offering price.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.



The American Funds Tax-Exempt Series I

Board of Trustees

James H. Lemon, Jr.
Chairman of the Trust
Chairman and Chief Executive Officer,
The Johnston-Lemon Group, Incorporated

Stephen Hartwell
Chairman Emeritus of the Trust
Chairman, Washington Management Corporation

Harry J. Lister
President of the Trust
President, Washington Management Corporation

Cyrus A. Ansary
President, Investment Services International Company

Frank M. Ewing
Chairman and President,
Frank M. Ewing Co., Inc.

Jean Head Sisco
Partner, Sisco Associates

T. Eugene Smith
President, T. Eugene Smith, Inc.

Stephen G. Yeonas
Chairman and Chief Executive Officer,
Stephen G. Yeonas Company

Other Officers

Howard L. Kitzmiller
Senior Vice President, Secretary/Treasurer of the Trust
Senior Vice President, Secretary and Assistant Treasurer, Washington Management Corporation

Lois A. Erhard
Vice President of the Trust
Vice President, Washington
Management Corporation

Michael W. Stockton
Assistant Vice President,
Assistant Secretary and Assistant Treasurer of the Trust
Assistant Vice President and
Assistant Treasurer, Washington Management Corporation

Office of the Funds and of the Business Manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443
135 South State College Boulevard
Brea, CA 92821-5804

Transfer Agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Counsel
Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Principal Underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

For information about your account or any of the Funds' services, please contact your financial adviser or call American Funds Service Company, toll-free, at 800/421-0180.


This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

TEFMD/TEFVA-013-0397

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